DEPOSITS AND PREPAID EXPENSES	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Deposits and Prepaid Expenses [Abstract]
Deposits and Prepaid Expenses Disclosure [Text Block]
7.	DEPOSITS AND PREPAID EXPENSES

	September 30, 2014	December 31, 2013
Deposits for
- purchases of equipment	$4,372,776	$4,886,048
- acquisition of land use rights	7,826,508	7,826,508
- inventories purchases and miscellaneous	7,693,099	9,771,383
- aquaculture contract	9,404,067	-
- building materials	877,598	1,281,935
- proprietary technologies	-	4,404,210
- construction in progress	23,021,316	23,021,316
Shares issued for employee compensation and overseas professional fee	2,415,099	100,308
	$55,610,463	$51,291,708

# Miscellaneous represents rental and utility deposits, and deposits for sundries purchases and sundries prepaid expenses.

8. DEPOSITS AND PREPAID EXPENSES

	2013	2012

Deposits for
- purchases of equipment	$4,886,048	$318,192
- acquisition of land use rights	7,826,508	7,826,508
- inventories purchases	9,771,383	2,228,854
- aquaculture contract	-	7,062,600
- building materials	1,281,935	2,000,000
- proprietary technologies	4,404,210	2,254,839
- construction in progress	23,021,316	14,423,021
Miscellaneous	-	4,892,258
Shares issued for employee compensation and overseas professional fee	100,308	271,800
	$51,291,708	$41,278,072

Miscellaneous represents the value of the shares of the Company held by the custodian for convertible notes, rental and utility deposits, and deposits for sundries purchases and sundries prepaid expenses.